UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 29, 2007

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL             August 15, 2007
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          24
Form 13F Information Table Value Total:    $ 335760
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103     20695    295053 SH        SOLE                   295053
AMERICAN GREETINGS CORP CL A  COMM             026375105     14507    512059 SH        SOLE                   512059
ANHEUSER BUSCH COMPANIES INC  COMM             035229103     12670    242906 SH        SOLE                   242906
APACHE CORP                   COMM             037411105     18128    222179 SH        SOLE                   222179
BLACK & DECKER CORP           COMM             091797100     13464    152464 SH        SOLE                   152464
BRUNSWICK CORP                COMM             117043109      6833    209402 SH        SOLE                   209402
CLOROX CO                     COMM             189054109     13345    214892 SH        SOLE                   214892
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     19245    337106 SH        SOLE                   337106
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104     12473    449800 SH        SOLE                   449800
FORTUNE BRANDS INC            COMM             349631101      9784    118782 SH        SOLE                   118782
FREEPORT MCMORAN COPPER &     COMM             35671D857      9256    111755 SH        SOLE                   111755
HOME DEPOT INC                COMM             437076102     16272    413530 SH        SOLE                   413530
JOY GLOBAL INC                COMM             481165108     17084    292892 SH        SOLE                   292892
KRAFT FOODS INC               COMM             50075N104      7197    204183 SH        SOLE                   204183
MASCO CORP                    COMM             574599106      9565    335951 SH        SOLE                   335951
MATTEL INC                    COMM             577081102     15760    623160 SH        SOLE                   623160
MERCK & CO INC                COMM             589331107     20481    411265 SH        SOLE                   411265
NEWELL RUBBERMAID INC         COMM             651229106     10579    359467 SH        SOLE                   359467
NORFOLK SOUTHERN CORP         COMM             655844108     20615    392135 SH        SOLE                   392135
PFIZER INC                    COMM             717081103     13231    517460 SH        SOLE                   517460
POLYONE CORP                  COMM             73179P106      4787    665719 SH        SOLE                   665719
TRINITY INDS INC              COMM             896522109     22102    507618 SH        SOLE                   507618
TYCO INTERNATIONAL LTD NEW    COMM             902124106     10151    300418 SH        SOLE                   300418
WAL MART STORES INC           COMM             931142103     17538    364533 SH        SOLE                   364533